Related Party and Former Parent Transactions (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) item	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) item	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party and Former Parent Transactions
Tax Receivable Agreement.	$ 264,600		$ 264,600
Number Of Related Party In Key Management | item	1		1
Onex Partners Advisor LP
Related Party and Former Parent Transactions
Consulting fee in operating expenses	$ 158	$ 208	$ 389	$ 416	$ 920	$ 1,230
Interest per annum (as a percent)	0.10%		0.10%		0.10%
Interest expense	$ 112	226	$ 327	452	$ 905	1,557
Outstanding liability	51		51		450	162
Management Fee Expense			5,400
Baring
Related Party and Former Parent Transactions
Consulting fee in operating expenses	79	167	246	334	669	854
Outstanding liability	79		79		334	641
Management Fee Expense			2,100
Controlled affiliate of Baring
Related Party and Former Parent Transactions
Outstanding liability	145		145		120	199
Payments to related party	78	$ 59	318	$ 288	531	388
Member of key management
Related Party and Former Parent Transactions
Outstanding liability	0		0		332
Payments to related party	$ 200		$ 278		$ 865
Publons
Related Party and Former Parent Transactions
Payments to related party						$ 716